OTHER ASSETS - Other Non-Current Assets (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
VAT receivables	€ 208	€ 201
Retirement benefit surplus (Note 15)	43	38
Other	86	82
Total other non-current assets	€ 337	€ 321